Related Party Transactions - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Provision for credit loss from related parties	$ 0	$ 0	$ 0
Gain related to disposed investment	125,112,176	82,948,508	$ 8,235,180
Equity investments [member]
Disclosure of unconsolidated structured entities [line items]
Gain related to disposed investment	5,998,446
Fellow Subsidiaries [member]
Disclosure of unconsolidated structured entities [line items]
Realized fair value gain recognized on acquisition of equity linked notes		82,948,508
Realized fair value gain recognized on Acquisition Of Unlisted equity investment	119,113,730
Unrealized fair value gain recognized on acquisition of equity linked notes		26,688,861
Unrealized fair value gain recognized on Acquisition Of Unlisted equity investment	0
Immediate holding company [Member]
Disclosure of unconsolidated structured entities [line items]
Advances to related parties	$ 2,144,975,230	$ 6,477,266,499
Interest rate on receivables		2.00%
Interest on advances			2.00%
Immediate holding company [Member] | Administrative Service Fees [Member] | Quarterly [Member]
Disclosure of unconsolidated structured entities [line items]
Service received related party transactions			$ 6,000,000